Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Feb. 02, 2025	Jan. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares (in shares)	29,556,650
Hedges of net investments in foreign operations			€ (440)	€ (679)	€ (574)
Share Repurchase 2025 Program
Disclosure of classes of share capital [line items]
Number of shares (in shares)			29,556,650
Value	€ 3,000	€ 5,000
Per Share Value of Shares Repurchased	€ 101.50
2025
Disclosure of classes of share capital [line items]
Number of shares (in shares)				3,215,460	2,584,540
Value				€ 302	€ 230
2024
Disclosure of classes of share capital [line items]
Number of shares (in shares)					4,000,204
Value					€ 363
Share Repurchase 2024 Program
Disclosure of classes of share capital [line items]
Number of shares (in shares)			38,487,994	0
Value			€ 3,912	€ 0
Share Repurchase 2025 Program
Disclosure of classes of share capital [line items]
Number of shares (in shares)			12,892,934
Value			€ 1,103